Term deposits and other financial assets - Term deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Term deposits and other financial assets	$ 155,846	$ 395,715
Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Term deposits and other financial assets	38,646	198,998
Financial assets at fair value through OCI
Disclosure of financial assets [line items]
Term deposits and other financial assets	116,116	195,722
Short term deposits - banks
Disclosure of financial assets [line items]
Term deposits and other financial assets	$ 1,084	$ 995